Consolidated Balance Sheets (USD $)	Jul. 31, 2010
Current assets
Cash and cash equivalents	$ 237
Total Current Assets	237
Total Assets	237
Current liabilities
Accounts payable and accrued liabilities	15,929
Due to stockholder	14,367
Total Current Liabilities	30,296
Total Liabilities	30,296
Stockholders' Deficit
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-56,856,000 and 68,480,000 common shares as of July 31, 2011 and July 31, 2010, respectively	6,848
Additional paid-in capital	40,152
Deficit accumulated during the development stage	(77,059)
Total Stockholders' Deficit	(30,059)
Total Liabilities and Stockholders' Deficit	$ 237